Schedule of Investments February 29, 2020 (unaudited)

Tortoise Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock - 99.9% (1)
Australia Electronic Transaction Processing - 1.7% (1)
Afterpay Touch Group Limited (2)	9,648	$208,479
Australia Payments Fintech - 0.5% (1)
Iress Limited	7,592	58,657
Brazil Electronic Transaction Processing - 4.3% (1)
Pagseguro Digital Ltd. (2)	8,434	264,575
StoneCo Ltd. (2)	6,604	263,433
		528,008
France Electronic Transaction Processing - 3.5% (1)
Ingenico Group	3,067	433,214
France Software and Services - 2.6% (1)
Worldline SA (2)	4,317	328,121
Germany Electronic Transaction Processing - 4.9% (1)
Wirecard AG	4,828	612,667
Hong Kong Credit Card Issuer - 0.5% (1)
China Youzan Limited (2)	594,665	60,268
Hong Kong Merchant Payment Products/Services - 0.1% (1)
Huifu Payment Limited (2)	33,600	12,673
Japan Credit Card Issuer - 1.7% (1)
AEON Financial Service Co. Ltd.	5,332	77,513
Credit Saison Co., Ltd.	7,465	108,522
Orient Corporation	21,200	26,141
		212,176
Japan Electronic Transaction Processing - 1.0% (1)
GMO Payment Gateway, Inc.	2,000	122,752
Netherlands Electronic Transaction Processing - 5.1% (1)
Adyen N.V. (2)	723	636,289
New Zealand Electronic Transaction Processing - 0.1% (1)
Pushpay Holdings Limited (2)	6,160	15,517
United Kingdom Credit Card Issuer - 0.5% (1)
Provident Financial plc	12,316	63,448
United Kingdom Software and Services - 1.2% (1)
Network International Holdings PLC (2)	22,133	152,389
United States Credit Card Networks - 16.5% (1)
American Express Company	4,613	507,107
Discover Financial Services	6,610	433,484
Mastercard, Inc.	1,917	556,409
Visa Inc.	3,057	555,641
		2,052,641
United States Electronic Payment Processing/Management - 2.4% (1)
ACI Worldwide, Inc. (2)	5,517	153,759
Bottomline Technologies (de), Inc. (2)	2,098	92,899
Zuora, Inc. (2)	3,717	49,213
		295,871
United States Electronic Transaction Processing - 27.1% (1)
Cass Information Systems, Inc.	643	30,189
CSG Systems International, Inc.	1,571	69,517
EVERTEC, Inc.	2,892	85,835
Evo Payments, Inc. (2)	1,840	46,515
Fidelity National Information Services, Inc.	4,104	573,411
Fiserv, Inc. (2)	4,858	531,271
FleetCor Technologies Inc. (2)	1,832	486,927
Green Dot Corporation (2)	2,301	78,602
PayPal Holdings, Inc. (2)	5,274	569,539
QIWI plc - ADR	2,397	41,804
Western Union Company	20,437	457,584
WEX Inc. (2)	2,098	392,829
		3,364,023
United States Financial Services Market Place - 0.7% (1)
GreenSky, Inc. (2)	2,616	20,876
LendingClub Corporation (2)	4,228	46,550
Yirendai Ltd. - ADR (2)	4,540	18,886
		86,312
United States Merchant Payment Products/Services - 14.4% (1)
Euronet Worldwide, Inc. (2)	2,546	315,806
Global Payments Inc.	3,177	584,473
NCR Corporation (2)	6,163	155,307
Square, Inc. (2)	8,466	705,472
USA Technologies, Inc. (2)	3,042	25,401
		1,786,459
United States Payments Fintech - 11.1% (1)
DocuSign, Inc. (2)	7,178	619,533
Jack Henry & Associates, Inc.	3,740	567,508
OneSpan Inc. (2)	1,595	26,333
Q2 Holdings, Inc. (2)	2,122	159,935
		1,373,309
Total Common Stock
(Cost $12,019,545)		12,403,273

Short Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
First American Government Obligations Fund, Class X, 1.49% (3)
(Cost $3,184)	3,184	3,184

Total Investments - 99.9% (1)
(Cost $12,022,729)		12,406,457
Other Assets in Excess of Liabilities, Net - 0.1%(1)		11,184
Total Net Assets - 100.0%(1)		$12,417,641

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 29, 2020.
ADR - American Depository Receopt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$12,403,273	$-	$-	$12,403,273
Short-Term Investment	3,184	-	-	3,184
Total Investments	$12,406,457	$-	$-	$12,406,457

Refer to the Fund's Schedule of Investments for additional industry information.